SHORT TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of short term and long-term debt

(in thousands of $)	June 30,	December 31,
	2025	2024
U.S. dollar denominated floating rate debt
Flex Courageous $175 Million Sale and Leaseback	175,000	—
$90 million term tranche under the $270 Million Facility	81,828	90,000
Flex Endeavour $160 Million Sale and Leaseback	154,345	158,190
$320 Million Sale and Leaseback	129,613	268,576
Flex Resolute $150 Million Facility	130,264	134,211
Flex Enterprise $150 Million Facility	39,304	44,217
Flex Rainbow $180 Million Sale and Leaseback	160,642	165,218
$330 Million Sale and Leaseback	287,500	296,000
$140 million term tranche under the $290 Million Facility	107,317	114,579
Total U.S. dollar floating rate debt	1,265,813	1,270,991

U.S. dollar denominated fixed rate debt
Flex Volunteer Sale and Leaseback	134,973	138,656
Total U.S. dollar denominated fixed rate debt	134,973	138,656

U.S. dollar denominated revolving credit facilities
$84 million revolving tranche under the Flex Enterprise $150 Million Facility	83,675	83,675
$150 million revolving tranche under the $290 Million Facility	150,000	150,000
$180 million term tranche under the $270 Million Facility	180,000	180,000
Total U.S. dollar denominated revolving credit facilities	413,675	413,675

Total debt	1,814,461	1,823,322

Less
Current portion of debt	(108,267)	(108,906)
Long-term portion of debt issuance costs	(9,916)	(10,887)
Long-term debt	1,696,278	1,703,529

Schedule of capital commitments
As of June 30, 2025, the Company's only capital commitments relate to long-term debt obligations, summarized below;

(figures in thousands of $)
	Sale & Leaseback	Period repayment	Balloon repayment	Total
1 year	59,678	48,589	—	108,267
2 years	62,045	48,589	—	110,634
3 years	63,801	48,589	—	112,390
4 years	65,627	37,379	392,786	495,792
5 years	67,569	16,457	180,000	264,026
Thereafter	723,352	—	—	723,352
Total	1,042,072	199,603	572,786	1,814,461